Securitizations and Variable Interest Entities, Balance Sheet Transactions with VIEs (Details) - USD ($) $ in Millions		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash		$ 20,729		$ 19,111		$ 19,571	$ 19,919
Federal funds sold, securities purchased under resale agreements and other short-term investments		266,038		270,130
Trading assets (1)	[1]	74,397		64,815
Investment securities		407,519		347,925
Mortgages held for sale	[2]	26,309		19,603
Loans		967,604	[2]	916,559	[2]	862,551	$ 822,286	$ 798,351
Mortgage servicing rights		12,959		12,415
Derivative Asset		14,498		17,656
Total other assets	[1],[2]	114,541		95,513
Total assets	[3]	1,930,115		1,787,632
Short-term borrowings		96,781		97,528		$ 63,518
Derivative Liability		14,492		13,920
Accrued expenses and other liabilities	[1]	57,189		59,445
Long-term debt		255,077		199,536
Total liabilities	[4]	1,729,618		1,593,741
Noncontrolling interests		916		893
VIEs that we do not consolidate [Member]
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash		0		0
Federal funds sold, securities purchased under resale agreements and other short-term investments		0		0
Trading assets (1)		2,034		1,050
Investment securities		8,530		12,388
Loans		6,698		9,661
Mortgage servicing rights		13,386		12,518
Derivative Asset		91		290
Total other assets		10,281		8,938
Total assets		41,020		44,845
Short-term borrowings		0		0
Derivative Liability		59		133
Accrued expenses and other liabilities		306		496
Long-term debt		3,598		3,021
Total liabilities		3,963		3,650
Noncontrolling interests		0		0
Net assets		37,057		41,195
VIEs that we consolidate [Member]
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash	[3]	168		157
Federal funds sold, securities purchased under resale agreements and other short-term investments	[3]	74		0
Trading assets (1)	[3]	130		0
Investment securities	[3]	0		425
Loans		12,589		4,811
Mortgage servicing rights		0		0
Derivative Asset	[3]	1		1
Total other assets	[3]	452		242
Total assets	[3]	13,414		5,636
Short-term borrowings		0		0
Derivative Liability	[4]	33		47
Accrued expenses and other liabilities		107		10
Long-term debt		3,694		1,301
Total liabilities		3,834		1,358
Noncontrolling interests		138		93
Net assets		9,442		4,185
VIEs that we consolidate recourse [Member]
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Total liabilities		0		0
Transfers that we account for as secured borrowings [Member]
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash		0		0
Federal funds sold, securities purchased under resale agreements and other short-term investments		0		0
Trading assets (1)		201		203
Investment securities		786		2,171
Loans		138		4,887
Mortgage servicing rights		0		0
Derivative Asset		0		0
Total other assets		11		26
Total assets		1,136		7,287
Short-term borrowings		905		1,799
Derivative Liability		0		0
Accrued expenses and other liabilities		2		1
Long-term debt		136		4,844
Total liabilities		1,043		6,644
Noncontrolling interests		0		0
Net assets		93		643
Total VIE [Member]
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash		168		157
Federal funds sold, securities purchased under resale agreements and other short-term investments		74		0
Trading assets (1)		2,365		1,253
Investment securities		9,316		14,984
Loans		19,425		19,359
Mortgage servicing rights		13,386		12,518
Derivative Asset		92		291
Total other assets		10,744		9,206
Total assets		55,570		57,768
Short-term borrowings		905		1,799
Derivative Liability		92		180
Accrued expenses and other liabilities		415		507
Long-term debt		7,428		9,166
Total liabilities		8,840		11,652
Noncontrolling interests		138		93
Net assets		$ 46,592		$ 46,023

[1]	(1)Prior period has been revised to conform to the current period presentation of reporting derivative assets and liabilities separately. See Note 1 (Summary of Significant Accounting Policies) for more information.
[2]	(2)Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.
[3]	(3)Our consolidated assets at December 31, 2016 and 2015, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $168 million and $157 million; Federal funds sold, securities purchased under resale agreements and other short-term investments, $74 million and $0 million; Trading assets, $130 million and $0 million; Investment securities, $0 million and $425 million; Net loans, $12.6 billion and $4.8 billion; Derivative assets, $1 million and $1 million; Other assets, $452 million and $242 million; and Total assets, $13.4 billion and $5.6 billion, respectively.
[4]	(4)Our consolidated liabilities at December 31, 2016 and 2015, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Derivative liabilities, $33 million and $47 million; Accrued expenses and other liabilities, $107 million and $10 million; Long-term debt, $3.7 billion and $1.3 billion; and Total liabilities, $3.8 billion and $1.4 billion, respectively.